UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-02736
                 ---------------------------------------------

                       PETROLEUM & RESOURCES CORPORATION

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Lawrence L. Hooper, Jr.
                      Petroleum & Resources Corporation
                             7 Saint Paul Street
                                 Suite 1140
                           Baltimore, Maryland  21202


Registrant's telephone number, including area code: 410-752-5900

Date of fiscal year end:  December 31, 2005

Date of reporting period: March 31, 2005

Item 1:  SCHEDULE OF INVESTMENTS.

                            SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

                                March 31, 2005
                                  (unaudited)

                                               Prin. Amt.
                                               or Shares   Value (A)
                                               ---------- ------------
          Stocks And Convertible Securities -- 91.6%
            Energy -- 81.2%
             Internationals -- 26.1%
              BP plc ADR                         600,000  $ 37,440,000
              ChevronTexaco Corp.                635,000    37,026,850
              Exxon Mobil Corp.                1,120,000    66,752,000
              Royal Dutch Petroleum Co. ADR      385,000    23,115,400
              Total S.A. ADR                     120,000    14,067,600
                                                          ------------
                                                           178,401,850
                                                          ------------
             Domestics -- 11.1%
              Amerada Hess Corp.                  85,000     8,177,850
              ConocoPhillips                     280,000    30,195,200
              Holly Corp.                        155,100     5,780,577
              Kerr McGee Corp.                   177,153    13,876,394
              Murphy Oil Corp.                   182,700    18,037,972
                                                          ------------
                                                            76,067,993
                                                          ------------
             Producers -- 16.5%
              Apache Corp.                       190,000    11,633,700
              Burlington Resources Inc.          246,800    12,357,276
              Devon Energy Corp.                 397,440    18,977,760
              EOG Resources, Inc.                360,000    17,546,400
              Noble Energy, Inc.                 215,000    14,624,300
              Occidental Petroleum Corp.         200,000    14,234,000
              Pioneer Natural
               Resources Co.                     291,000    12,431,520
              XTO Energy Inc.                    333,333    10,946,656
                                                          ------------
                                                           112,751,612
                                                          ------------
             Distributors -- 13.0%
              AGL Resources Inc.                 250,000     8,732,500
              Duke Energy Corp.                  217,624     6,095,648
              Energen Corp.                      200,000    13,320,000
              Equitable Resources Inc.           225,000    12,924,000
              Keyspan Corp.                       70,000     2,727,900
              MDU Resources Group, Inc.          250,000     6,905,000
              National Fuel Gas Co.              200,000     5,718,000
              New Jersey Resources Corp.         277,500    12,079,575
              Questar Corp.                      200,000    11,850,000
              Williams Companies, Inc.           450,000     8,464,500
                                                          ------------
                                                            88,817,123
                                                          ------------

                                                 Prin. Amt.
                                                 or Shares   Value (A)
                                                 ---------- ------------
           Services -- 14.5%
            Baker Hughes, Inc.                    130,000   $  5,783,700
            BJ Services Co.                       370,000     19,195,600
            GlobalSantaFe Corp.                   255,000      9,445,200
            Grant Prideco Inc. (B)                308,000      7,441,280
            Nabors Industries Ltd. (B)            215,000     12,715,100
            Noble Corp. (B)                       185,000     10,398,850
            Precision Drilling Corp. (B)           32,000      2,389,120
            Schlumberger Ltd.                     280,000     19,734,400
            Weatherford International,
             Ltd. (B)                             205,000     11,877,700
                                                            ------------
                                                              98,980,950
                                                            ------------
          Basic Industries -- 10.4%
           Basic Materials & Other -- 9.7%
            Air Products and Chemicals, Inc.      125,000      7,911,250
            Aqua America, Inc.                    315,000      7,670,250
            Arch Coal Inc.                        100,000      4,301,000
            Consol Energy Inc.                    158,700      7,462,074
            du Pont (E.I.) de Nemours and Co.     175,000      8,967,000
            General Electric Co.                  454,800     16,400,088
            Martin Marietta Materials, Inc.        70,400      3,936,768
            Rohm & Haas Co.                       200,000      9,600,000
                                                            ------------
                                                              66,248,430
                                                            ------------
           Paper and Forest Products -- 0.7%
            Smurfit-Stone Container
             Corp. (B)                            300,000      4,641,000
                                                            ------------
                                                               4,641,000
                                                            ------------
        Total Stocks And Convertible Securities
           (Cost $285,530,742) (C)                          $625,908,958
                                                            ------------

-------------------------------------------------------------------------------

                                March 31, 2005
                                  (unaudited)


                                                Prin. Amt.   Value (A)
                                                ----------- -----------
         Short-Term Investments --7.2%
            U.S. Government Obligations --2.2%
             U.S. Treasury Bills,
              2.50%, due 5/19/05                $15,000,000 $14,950,000
                                                            -----------
            Commercial Paper -- 5.0%
             AIG Funding Inc.,
              2.74%, due 4/21/05                  1,825,000   1,822,222
             ChevronTexaco Funding Corp.,
              2.65-2.74%, due 4/14/05-
              4/26/05                             7,000,000   6,989,612
             Coca-Cola Enterprises Inc.,
              2.62-2.65%, due 4/5/05-
              4/12/05                             6,100,000   6,095,528
             General Electric Capital Corp.,
              2.54-2.76%, due 4/7/05-
              4/28/05                             6,905,000   6,894,912
             GMAC MINT, 2.73%, due
              4/14/05                             2,300,000   2,297,733

                                                Prin. Amt.  Value (A)
                                                ---------- ------------
             GMAC New Center Asset Trust,
              2.75%, due 4/21/05                $4,700,000 $  4,692,819
             Toyota Motor Credit Corp.,
              2.52-2.75%, due 4/5/05-4/21/05     5,525,000    5,522,174
                                                           ------------
                                                             34,315,000
                                                           ------------
         Total Short-Term Investments
           (Cost $49,265,000)                                49,265,000
                                                           ------------
         Total Investments -- 98.8%
           (Cost $334,795,742)                              675,173,958
           Cash, receivables and other
            assets, less liabilities -- 1.2%                  8,500,816
                                                           ------------

         Net Assets -- 100.0%                              $683,674,774
                                                           ============

-------------------------------------------------------------------------------
Notes:
(A) See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ.
(B) Presently non-dividend paying.
(C) The aggregate market value of stocks held in escrow at March 31, 2005 covering open call option contracts written was $11,023,840. In addition, the aggregate market value of securities segregated by the Corporation's custodian required to collateralize open put option contracts written was $8,475,000.

                   SCHEDULE OF OUTSTANDING OPTION CONTRACTS
-------------------------------------------------------------------------------

                                March 31, 2005
                                  (unaudited)

   Contracts                                         Contract
  (100 shares                                Strike Expiration Appreciation/
     each)              Security             Price     Date    (Depreciation)
  -----------------------------------------------------------------------------

              COVERED CALLS
      100     Amerada Hess Corp............. $ 105  May     05   $  (3,800)
      100     Amerada Hess Corp.............  110   Aug     05      (7,801)
      100     Arch Coal Inc.................  40    Apr     05     (28,300)
      100     Arch Coal Inc.................  40    Jul     05     (35,401)
      200     ConocoPhillips................  130   Aug     05      (2,501)
      100     Kerr McGee Corp...............  75    Apr     05     (37,800)
      100     Kerr McGee Corp...............  85    Apr     05      14,199
      200     Kerr McGee Corp...............  95    Oct     05       1,959
      180     Murphy Oil Corp...............  110   Jul     05     (24,495)
      100     Total S.A.....................  135   Aug     05       4,800
     -----                                                       ---------
    1,280                                                         (119,140)
     -----                                                       ---------

                              COLLATERALIZED PUTS
      150     Consol Energy Inc.............  35    Apr     05      12,349
      250     Exxon Mobil Corp..............  55    Jul     05      (7,001)
      100     GlobalSantaFe Corp............  25    Apr     05       9,200
      150     Holly Corp....................  35    May     05      (4,201)
       90     Holly Corp....................  25    Jun     05       3,330
       60     Holly Corp....................  30    Sep     05        (780)
       85     Martin Marietta Materials,
              Inc...........................  45    Apr     05       6,120
      100     Martin Marietta Materials,
              Inc...........................  45    Jul     05       8,978
      150     Murphy Oil Corp...............  70    Jul     05      15,626
      100     Precision Drilling Corp.......  70    May     05        (351)
      150     Precision Drilling Corp.......  55    Jun     05       8,549
      150     Precision Drilling Corp.......  60    Jun     05      12,299
      100     Precision Drilling Corp.......  65    Jun     05      (2,800)
      250     Williams Companies, Inc....... 17.50  May     05      11,749
     -----                                                       ---------
    1,885                                                           73,067
     -----                                                       ---------
                                                                 $ (46,073)
                                                                 =========

        (SELECTED) NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

Petroleum & Resources Corporation (the Corporation) is registered under the Investment Company Act of 1940 as a non-diversified investment company. The Corporation's investment objectives as well as the nature and risk of its investment transactions are set forth in the Corporation's registration statement.

Security Valuation-Investments in securities traded on national security exchanges are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost. Purchased and written options are valued at the last quoted asked price.


Item 2.  CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures:

(a) As of May 25, 2005, an evaluation was performed under the supervision and with the participation of the officers of Petroleum & Resources Corporation (the Corporation), including the principal executive officer (PEO) and principal financial officer ("PFO"), of the effectiveness of the Corporation's disclosure controls and procedures. Based on that evaluation, the Corporation's officers, including the PEO and PFO, concluded that, as of May 25, 2005, the Corporation's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Corporation on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Corporation is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Corporation's internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Corporation's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Corporation's internal control over financial reporting.


Item 3.  EXHIBITS.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30 a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PETROLEUM & RESOURCES CORPORATION

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer

Date:   May 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer
	(Principal Executive Officer)

Date:   May 25, 2005


BY: /s/ Maureen A. Jones
        -----------------------
        Maureen A. Jones
        Vice President, Chief Financial Officer and Treasurer
	(Principal Financial Officer)

Date:   May 25, 2005